COMMITMENTS AND CONTINGENCIES - Coal Purchase Requirements (Details) - Coal $ in Thousands	Dec. 31, 2015 USD ($)
Annual minimum coal purchases under contracts
2016	$ 102,535
2017	105,457
2018	103,389
2019	104,686
2020	82,612
Thereafter	63,396
Total obligation	$ 562,075